Accounts Payable and Other (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 866	$ 982
Accrued charges	318	232
Payroll-related accruals	284	436
Income and other taxes	202	205
Accrued interest	161	142
Operating lease liabilities	122
Personal injury and other claims provisions	91	97
Contract liabilities	50	3
Environmental provisions	38	39	$ 57
Other postretirement benefits liability	15	17
Other	210	163
Total accounts payable and other	$ 2,357	$ 2,316